Exchanged/held-for-exchange Animal Health business (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Assets and Liabilities Held for Sale or Exchange

In accordance with IFRS 5 (see Note B.7.), all assets of the Animal Health business and all liabilities directly related to those assets were classified as of December 31, 2016 in the line items Assets held for sale or exchange and Liabilities related to assets held for sale or exchange, respectively, in the consolidated balance sheet (see Note D.8.). An analysis of those line items is set forth below:

2016
Assets
Property, plant and equipment	811
Goodwill	1,560
Other intangible assets	2,227
Investments accounted for using the equity method	12
Other non-current assets	41
Deferred tax assets	180
Inventories	629
Accounts receivable	471
Other current assets	83
Cash and cash equivalents	362

Total assets held for sale or exchange	6,376

Liabilities
Long-term debt	6
Non-current provisions	134
Deferred tax liabilities	198
Current debt	148
Accounts payable	241
Other current liabilities	438

Total liabilities related to assets held for sale or exchange	1,165

Summary of Net Income/(Loss) of Held-for-Exchange Animal Health Business

In accordance with IFRS 5, the net income/loss of the Animal Health business is presented in a separate line item for 2017 and comparative periods (see Notes B.7. and D.2.). The table below provides an analysis of the main items included in the line item Net income/(loss) of theexchanged/held-for-exchange Animal Health business:

(€ million)	2018	2017	2016
Net sales	—	—	2,708

Gross profit	—	—	1,850
Operating income	—	—	678
Income before tax and investments accounted for using the equity method(a)	(16)	6,343	672
Income tax expense(b)	3	(1,700)	(359)

Net income/(loss) of the exchanged/held-for-exchange Animal Health business	(13)	4,643	314

(a)

In 2017, this line shows the gain arising on the divestment of the Animal Health business in exchange for Boehringer Ingelheim’s Consumer Healthcare business, based on a total consideration of €10,557 million.

(b)	Income tax expense on the gain on divestment of the Animal Health business.

Summary of Basic and Diluted Earnings Per Share for Held-for-Exchange Animal Health Business

The table below presents basic and diluted earnings per share for the exchanged/held-for-exchange Animal Health business, in accordance with IAS 33 (Earnings Per Share):

(€ million)	2018	2017	2016
Net income/(loss) of the exchanged/held-for-exchange Animal Health business	(13)	4,643	314

Average number of shares outstanding (million)	1,247.1	1,256.9	1,286.6
Average number of shares after dilution (million)	1,255.2	1,266.8	1,296.0
– Basic earnings per share (in euros)	(0.01)	3.69	0.24
– Diluted earnings per share (in euros)	(0.01)	3.67	0.24